REIMBURSEMENT RIGHTS	12 Months Ended
Dec. 31, 2019
REIMBURSEMENT RIGHTS
REIMBURSEMENT RIGHTS

10.     REIMBURSEMENT RIGHTS

	December 31,	December 31,
	2019	2018
Current
Legacy tailings reclamation and remediation	$4,547	$4,473
Legal claims	1,522	1,528
Fines and sanctions	396	384
	6,465	6,385
Non-current legacy tailings reclamation and remediation	4,705	4,470
	$11,170	$10,855

Pursuant to the acquisition of Coricancha, the vendor, Nyrstar N.V. (“Nyrstar”) agreed to reimburse the Company for:

-	the cost of movement and reclamation of certain legacy tailings facilities should the regulatory authorities require these to be moved, up to a maximum of $20,000; and
-	all fines or sanctions that arise before or after closing resulting from activities or ownership of Coricancha prior to June 30, 2017, up to a maximum of $4,000.